Expense Example	Mar. 30, 2026 USD ($)
AQR LSE Fusion Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 725
Expense Example, with Redemption, 3 Years	2,500
Expense Example, with Redemption, 5 Years	4,118
Expense Example, with Redemption, 10 Years	7,567
AQR LSE Fusion Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	2,435
Expense Example, with Redemption, 5 Years	4,025
Expense Example, with Redemption, 10 Years	7,445
AQR LSE Fusion Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	2,423
Expense Example, with Redemption, 5 Years	4,015
Expense Example, with Redemption, 10 Years	7,441
AQR CVX Fusion Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	1,131
Expense Example, with Redemption, 5 Years	2,008
Expense Example, with Redemption, 10 Years	4,264
AQR CVX Fusion Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	1,053
Expense Example, with Redemption, 5 Years	1,882
Expense Example, with Redemption, 10 Years	4,035
AQR CVX Fusion Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	1,019
Expense Example, with Redemption, 5 Years	1,831
Expense Example, with Redemption, 10 Years	3,945
AQR MS Fusion Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	519
Expense Example, with Redemption, 3 Years	1,808
Expense Example, with Redemption, 5 Years	3,057
Expense Example, with Redemption, 10 Years	6,013
AQR MS Fusion Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	557
Expense Example, with Redemption, 3 Years	1,909
Expense Example, with Redemption, 5 Years	3,208
Expense Example, with Redemption, 10 Years	6,244
AQR MS Fusion Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	533
Expense Example, with Redemption, 3 Years	1,853
Expense Example, with Redemption, 5 Years	3,128
Expense Example, with Redemption, 10 Years	6,125
AQR MS Fusion HV Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	853
Expense Example, with Redemption, 3 Years	2,616
Expense Example, with Redemption, 5 Years	4,222
Expense Example, with Redemption, 10 Years	7,633
AQR MS Fusion HV Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	839
Expense Example, with Redemption, 3 Years	2,592
Expense Example, with Redemption, 5 Years	4,190
Expense Example, with Redemption, 10 Years	7,596
AQR MS Fusion HV Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	876
Expense Example, with Redemption, 3 Years	2,680
Expense Example, with Redemption, 5 Years	4,312
Expense Example, with Redemption, 10 Years	$ 7,747